OTHER (INCOME) EXPENSES (Schedule of Bad Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER (INCOME) EXPENSES [Abstract]
Balance at beginning of period	$ 1,726	$ 134	$ 1,553
Provision of period	358	1,592	(1,419)
Balance at end of period	$ 2,084	$ 1,726	$ 134